Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2017
Assets Pledged and Received as Collateral [Abstract]
Carrying Value of the Assets Pledged as Collateral [text block table]

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1

in € m.	Dec 31, 2017	Dec 31, 2016 [2]
Financial assets at fair value through profit or loss	51,082	40,684
Financial assets available for sale	6,469	16,081
Loans	71,404	73,649
Other	417	376
Total	129,372	130,790

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated due to a refined approach to determine assets pledged

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1

in € m.	Dec 31, 2017	Dec 31, 2016 [2]
Financial assets at fair value through profit or loss	51,082	40,684
Financial assets available for sale	6,469	16,081
Loans	71,404	73,649
Other	417	376
Total	129,372	130,790

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Total assets pledged to creditors [text block table]

Total assets pledged to creditors available for sale or repledge1

in € m.	Dec 31, 2017	Dec 31, 2016
Financial assets at fair value through profit or loss	55,882	51,397
Financial assets available for sale	0	13,814
Total	55,882	65,211

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated due to a refined approach to determine assets pledged

Collateral Received [text block table]

Fair Value of collateral received

in € m.	Dec 31, 2017	Dec 31, 2016 [1]
Securities and other financial assets accepted as collateral	365,492	310,272
thereof:
collateral sold or repledged	307,224	252,758

[1] Prior period results have been restated due to a refined approach to determine collateral received and collateral re-pledged